Notes to the Balance Sheet - Summary of Inventories (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Inventories	€ 24,252,987	€ 20,755,187
Raw materials and supplies	13,822,000	12,126,000
Current unfinished goods	0	4,089,000
Current finished goods	€ 10,431,000	€ 4,540,000